Document and Entity Information	3 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	6-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SOL Strategies Inc.
Entity Central Index Key	0001846839
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1
Amendment Flag	false